LEASES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Leases
SCHEDULE OF LEASE ASSETS AND LIABILITIES

Below is a summary of our lease assets and liabilities at May 31, 2023 and February 28, 2023.

Leases	Classification	May 31, 2023	February 28, 2023
Assets
Operating	Operating Lease Assets	$1,179,673	$1,208,440
Liabilities
Current
Operating	Current Operating Lease Liability	$244,169	$248,670
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	926,274	950,541
Total lease liabilities		$1,170,443	$1,199,211

Below is a summary of our lease assets and liabilities at February 28, 2023 and February 28, 2022.

Leases	Classification	February 28, 2023	February 28, 2022
Assets
Operating	Operating Lease Assets	$1,208,440	$1,331,605
Liabilities
Current
Operating	Current Operating Lease Liability	$248,670	$254,027
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	950,541	1,057,579
Total lease liabilities		$1,199,211	$1,311,606